Revenue Recognition (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2013	Jul. 31, 2013
Revenues from its three product lines
The Company’s revenues from its three product lines are the result of separate, individual deliverables:

Type of Revenues Earned
		Professional	Maintenance
Product Line	Equipment/Software	Services	Contracts
Cortelco Products and Services	Individual sale	Individual sale	-
CSPR Products	Individual sale	Individual sale	Individual sale
CSPR Telephony Billing	-	Individual sale	-

The Company’s revenues from its three product lines are the result of separate, individual deliverables:

Type of Revenues Earned
		Professional	Maintenance
Product Line	Equipment/Software	Services	Contracts

Cortelco Products	Individual sale	-	-

CSPR Products	Individual sale	Individual sale	Individual sale

CSPR Telephony Billing	-	Individual sale	-

Cortelco Systems Holding Corp [Member]
Revenues from its three product lines
The Company’s revenues from its three product lines are the result of separate, individual deliverables:

Type of Revenues Earned
		Professional	Maintenance
Product Line	Equipment/Software	Services	Contracts
Cortelco Products	Individual sale	-	-
CSPR Products	Individual sale	Individual sale	Individual sale
CSPR Telephony Billing	-	Individual sale	-

The Company’s revenues from its three product lines are the result of separate, individual deliverables:

Type of Revenues Earned
		Professional	Maintenance
Product Line	Equipment/Software	Services	Contracts

Cortelco Products	Individual sale	-	-

CSPR Products	Individual sale	Individual sale	Individual sale

CSPR Telephony Billing	-	Individual sale	-